Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	11 Months Ended	12 Months Ended	17 Months Ended	23 Months Ended
	Jun. 25, 2024	Nov. 30, 2024	May 31, 2025	May 31, 2026	Nov. 30, 2025	May 31, 2026
Capital Group Global Equity ETF - CGGE
Account Value [Line Items]
Line Graph and Table Measure Name				Capital Group Global Equity ETF (at NAV)
Accumulated Value	$ 10,000	$ 10,499	$ 11,229		$ 12,639	$ 13,913
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Accumulated Value	$ 10,000	$ 10,878	$ 11,119		$ 12,727	$ 14,175